Business Combination - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ / shares in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 18,293	$ 18,293	$ 10,050	$ 10,050	$ 9,410
Consideration:
Total cash consideration (in thousands)		$ 24,497
PSB Bancshares, Inc
Business Acquisition [Line Items]
Cash and cash equivalents	$ 22,227
Bank owned certificates of deposit	3,415
Investment securities	100,942
Loans, net of unearned income	55,219
Net loans	55,219
Premises and equipment, net	5,306
Deferred income taxes, net	(1,833)
Core deposit intangible	4,650
Other assets	1,211
Total assets	191,137
Noninterest-bearing deposits	112,524
Interest-bearing deposits	54,872
Total deposits	167,396
Other liabilities	1,484
Total liabilities	168,880
Net identifiable assets acquired over liabilities assumed	22,257
Goodwill	8,243
Net assets acquired over liabilities assumed	$ 30,500
Consideration:
Number of shares of PSB common stock outstanding at October 31, 2018	3,706,000
Per share exchange ratio	60.00%
Number of shares of RFC common stock issued	222,360
RFC common stock price per share on October 31, 2018	$ 27
Fair value of RFC common stock issued	$ 6,003
Cash consideration each PSB share is entitled to receive	6,610
Total stock consideration (in thousands)	6,003
Total cash consideration (in thousands)	24,497
Total purchase price for PSB (in thousands)	30,500
PSB Bancshares, Inc | Previously Reported
Business Acquisition [Line Items]
Cash and cash equivalents	22,227
Bank owned certificates of deposit	3,449
Investment securities	100,887
Loans, net of unearned income	55,934
Allowance for loan losses	(1,005)
Net loans	54,929
Premises and equipment, net	1,562
Deferred income taxes, net	215
Other assets	1,211
Total assets	184,480
Noninterest-bearing deposits	112,524
Interest-bearing deposits	54,902
Total deposits	167,426
Other liabilities	1,317
Total liabilities	168,743
Net identifiable assets acquired over liabilities assumed	15,737
Net assets acquired over liabilities assumed	15,737
PSB Bancshares, Inc | Restatement Adjustment
Business Acquisition [Line Items]
Bank owned certificates of deposit	(34)
Investment securities	55
Loans, net of unearned income	(715)
Allowance for loan losses	1,005
Net loans	290
Premises and equipment, net	3,744
Deferred income taxes, net	(2,048)
Core deposit intangible	4,650
Total assets	6,657
Interest-bearing deposits	(30)
Total deposits	(30)
Other liabilities	167
Total liabilities	137
Net identifiable assets acquired over liabilities assumed	6,520
Goodwill	8,243
Net assets acquired over liabilities assumed	$ 14,763